Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Net (loss) income	$ 1,860,182	$ 219,733
Minority interest loss	(9,681)
Depreciation and amortization	137,691
Amortization of debt discount	845,945
Other stock comp	377,944
Gain on sattlement of debt	(248,754)
Loss on disposal of equipment	70,621
Loss on derivative	240,344
Accounts receivable	114,116
Note receivable	(46,351)
Inventory	(30,163)	824
Other operating assets	(6,738)	1,773
Accounts payable and accruals	(230,669)	199,686
Related party loans		(8,775)
Other liabilities
Net Cash (Used) Provided by Operating Activities	(645,877)	(26,225)
Purchase of property and equipment	(5,686)
Payment of deferred costs	(61,361)	(26,594)
Proceeds from sales of assets and intangibles	12,355
Cash purchased	843
Net Cash (Used) by Operating Activities	(53,849)	(26,594)
Proceeds from issuance of stock	275,000
Proceeds from issuance of note payable	760,000
Net proceeds from line of credit		572
Repayments of notes payable	(178,781)
Net Cash (Used) Provided by Operating Activities	856,219	572
Net increase/decrease in Cash	156,493	(52,247)
Cash at beginning of period	46,382	1,739
Cash at end of period	202,875	50,508
Interest paid	56,177	6,974
Taxes paid	0	0
Issuance of common stock in exchange of debt	203,609	0
Issuance of common stock in exchange for payables	769,829	0
Issuance of common stock for compensation	$ 50,000	$ 0